Longterm loans (Tables)	12 Months Ended
Sep. 30, 2025
Long-term loans
Schedule of short-term and long-term loans
	As of	As of
	September 30,	September 30,
	2025	2024
Long-term loans - current portion
Huaneng Guicheng Trust Co., Ltd.	-	$146,296
Zhejiang Mintai Commercial Bank	-	39,276
WeBank Co., Ltd	-	16,833
Total long-term loans - current portion	-	202,405

Long-term loan, non-current portion
Xinmao Group Co., Ltd.	$1,809,780	$2,177,592
Total long-term loan, non-current portion	$1,809,780	$2,177,592
	Loan	Loan	Effective	Loan
As of September 30, 2025	commencement	maturity	interest	amount
Long-term loans, non-current portion	date	date	rate	in USD	Note
Xinmao Group Co., Ltd.	May 1, 2024	April 30, 2027	4.50%	1,809,780	4
Total long-term loans, non-current portion				$1,809,780

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2024	date	date	in RMB	in USD	rate	Note
Secured long-term loans
Long-term loans, current portion
Huaneng Guicheng Trust Co., Ltd.	August 1, 2023	August 1, 2025	525,000	$74,812	16.2%	1
Huaneng Guicheng Trust Co., Ltd.	December 30, 2022	December 28, 2024	501,667	71,484	16.56%	1
Zhejiang Mintai Commercial Bank	August 1, 2023	July 28, 2025	275,625	39,276	14.11%	2
WeBank Co., Ltd	August 1, 2023	July 28, 2025	118,125	16,833	14.11%	3
Total long-term loans, current portion			1,420,417	$202,405
Long-term loans, non-current portion
Xinmao Group Co., Ltd.	May 1, 2024	April 30, 2027		2,177,592	4.50%	4
Total long-term loans, non-current portion				$2,177,592